UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06718
BNY Mellon Investment Funds VII, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
7/31
Date of reporting period:
7/31/25
ITEM 1 - Reports to Stockholders

BNY Mellon Short Term Income Fund
ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Class A – BYSAX
This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$67	0.65%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended July 31, 2025, the Fund’s Class A shares returned 5.24%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 4.79% for the same period.
What affected the Fund’s performance?
  The short-term bond market produced a positive return during the reporting period, primarily driven by interest rate cuts from the U.S. Federal Reserve and expectations for further easing.
  The strongest contributors to the Fund’s relative performance were overweight positions in spread sectors, including asset-backed securities, commercial mortgage-backed securities, and investment-grade and high yield corporate bonds.
  Relative performance also benefited from the Fund’s positioning in the energy and consumer cyclicals sectors, and underweight exposure to U.S. Treasury securities.
  The most significant detractors from relative returns included underweight exposure to duration, as well as security selection among high yield and emerging-market bonds.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2015 through July 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	2.59%	1.26%	1.56%
without Sales Charge	5.24%	1.78%	1.82%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.38%	-1.07%	1.66%
ICE BofA 1-5 Year U.S. Corporate & Government Index	4.79%	1.18%	1.92%
Periods prior to the inception date of the Fund’s Class A shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$85	330	$20,504	46.10%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Portfolio Holdings (as of 7/31/25 )
Sector Allocation (Based on Net Assets)

Asset Backed Securities
24.3%
Financial
16.3%
Energy
11.7%
Consumer, Cyclical
9.6%
Mortgage Securities
6.9%
Industrial
6.5%
Collateralized Loan Obligations
5.7%
Utilities
4.5%
Government
4.5%
Investment Companies
4.2%
Communications
3.6%
Basic Materials
2.9%
Consumer, Non-cyclical
2.0%
Net Other Assets and Liabilities
-2.7%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes 57.2%
Asset-Backed Securities 24.3%
Commercial Mortgage-Backed 5.9%
Collateralized Loan Obligations 5.7%
Investment Companies 4.2%
U.S. Treasury Securities 3.6%
U.S. Government Agencies Collateralized Mortgage Obligations 1.0%
Foreign Governmental 0.9%
Futures 0.1%
U.S. Government Agencies Mortgage-Backed* 0.0%
Net Other Assets and Liabilities -2.9%

* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6330AR0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Short Term Income Fund
ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Class D – DSTIX
This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$62	0.60%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended July 31, 2025, the Fund’s Class D shares returned 5.28%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 4.79% for the same period.
What affected the Fund’s performance?
  The short-term bond market produced a positive return during the reporting period, primarily driven by interest rate cuts from the U.S. Federal Reserve and expectations for further easing.
  The strongest contributors to the Fund’s relative performance were overweight positions in spread sectors, including asset-backed securities, commercial mortgage-backed securities, and investment-grade and high yield corporate bonds.
  Relative performance also benefited from the Fund’s positioning in the energy and consumer cyclicals sectors, and underweight exposure to U.S. Treasury securities.
  The most significant detractors from relative returns included underweight exposure to duration, as well as security selection among high yield and emerging-market bonds.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2015 through July 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class D shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/25 )
Share Class	1YR	5YR	10YR
Class D	5.28%	1.88%	1.87%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.38%	-1.07%	1.66%
ICE BofA 1-5 Year U.S. Corporate & Government Index	4.79%	1.18%	1.92%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$85	330	$20,504	46.10%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Portfolio Holdings (as of 7/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0083AR0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Short Term Income Fund
ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Class I – BYSIX
This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$41	0.40%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended July 31, 2025, the Fund’s Class I shares returned 5.50%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 4.79% for the same period.
What affected the Fund’s performance?
  The short-term bond market produced a positive return during the reporting period, primarily driven by interest rate cuts from the U.S. Federal Reserve and expectations for further easing.
  The strongest contributors to the Fund’s relative performance were overweight positions in spread sectors, including asset-backed securities, commercial mortgage-backed securities, and investment-grade and high yield corporate bonds.
  Relative performance also benefited from the Fund’s positioning in the energy and consumer cyclicals sectors, and underweight exposure to U.S. Treasury securities.
  The most significant detractors from relative returns included underweight exposure to duration, as well as security selection among high yield and emerging-market bonds.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2015 through July 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/25 )
Share Class	1YR	5YR	10YR
Class I	5.50%	2.03%	1.95%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.38%	-1.07%	1.66%
ICE BofA 1-5 Year U.S. Corporate & Government Index	4.79%	1.18%	1.92%
Periods prior to the inception date of the Fund’s Class I shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$85	330	$20,504	46.10%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Portfolio Holdings (as of 7/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4136AR0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Short Term Income Fund
ANNUAL
SHAREHOLDER
REPORT
July 31, 2025
Class Y – BYSYX
This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$41	0.40%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended July 31, 2025, the Fund’s Class Y shares returned 5.61%.
  In comparison, the ICE BofA 1-5 Year U.S. Corporate & Government Index returned 4.79% for the same period.
What affected the Fund’s performance?
  The short-term bond market produced a positive return during the reporting period, primarily driven by interest rate cuts from the U.S. Federal Reserve and expectations for further easing.
  The strongest contributors to the Fund’s relative performance were overweight positions in spread sectors, including asset-backed securities, commercial mortgage-backed securities, and investment-grade and high yield corporate bonds.
  Relative performance also benefited from the Fund’s positioning in the energy and consumer cyclicals sectors, and underweight exposure to U.S. Treasury securities.
  The most significant detractors from relative returns included underweight exposure to duration, as well as security selection among high yield and emerging-market bonds.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from August 1 , 2015 through July 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate & Government Index on 7/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/25 )
Share Class	1YR	5YR	10YR
Class Y	5.61%	2.03%	1.95%
Bloomberg U.S. Aggregate Bond Index (broad-based index)	3.38%	-1.07%	1.66%
ICE BofA 1-5 Year U.S. Corporate & Government Index	4.79%	1.18%	1.92%
Periods prior to the inception date of the Fund’s Class Y shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.
KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$85	330	$20,504	46.10%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Portfolio Holdings (as of 7/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .

© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0581AR0725
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $44,736 in 2024 and $45,630 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $20,601 in 2024 and $18,811 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2024 and $3,342 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,503 in 2024 and $8,860 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $2,367 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,704,857 in 2024 and $1,564,639 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Short Term Income Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
July 31, 2025

Class	Ticker
A	BYSAX
D	DSTIX
I	BYSIX
Y	BYSYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Short Term Income Fund
STATEMENT OF INVESTMENTS
July 31, 2025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.5%
Advertising — .8%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b)	5.13	8/15/2027	265,000	264,806
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(b)	5.00	8/15/2027	400,000	396,246
				661,052
Aerospace & Defense — 2.9%
Bombardier, Inc., Sr. Unscd. Notes(b)	6.00	2/15/2028	225,000	226,662
Rolls-Royce PLC, Gtd. Notes(b)	5.75	10/15/2027	470,000	480,967
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	786,000	775,668
The Boeing Company, Sr. Unscd. Notes	6.30	5/1/2029	576,000	608,362
TransDigm, Inc., Sr. Scd. Notes(b)	6.75	8/15/2028	352,000	359,607
				2,451,266
Airlines — 1.5%
Air Canada, Sr. Scd. Notes(b)	3.88	8/15/2026	528,000	522,770
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.63	2/14/2030	400,000	372,362
Delta Air Lines, Inc., Sr. Unscd. Notes	4.95	7/10/2028	352,000	353,781
				1,248,913
Asset-Backed Certificates — 11.0%
Affirm Asset Securitization Trust, Ser. 2024-A, Cl. A(b)	5.61	2/15/2029	330,000	331,295
Affirm Master Trust, Ser. 2025-1A, Cl. C(b)	5.28	2/15/2033	200,000	200,284
Aligned Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	1.94	8/15/2046	200,000	193,432
AMSR Trust, Ser. 2023-SFR2, Cl. A(b)	3.95	6/17/2040	555,000	542,789
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)	5.30	6/21/2028	19,719	19,753
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)	6.18	12/15/2028	38,766	39,023
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	73,774	73,929
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1(b)	1.53	3/15/2061	259,173	215,692
CLI Funding VI LLC, Ser. 2020-1A, Cl. A(b)	2.08	9/18/2045	94,563	87,605
CLI Funding VI LLC, Ser. 2020-3A, Cl. A(b)	2.07	10/18/2045	154,375	143,472
ClickLease Equipment Receivables Trust, Ser. 2024-1, Cl. B(b)	7.34	2/15/2030	231,367	232,171
Compass Datacenters Issuer II LLC, Ser. 2025-1A, Cl. A1(b)	5.32	5/25/2050	100,000	100,993
Concord Music Royalties LLC, Ser. 2025-1A, Cl. A2(b)	5.51	7/20/2075	110,000	110,163
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)	5.45	4/20/2048	87,222	84,949
CyrusOne Data Centers Issuer I LLC, Ser. 2025-1A, Cl. A2(b)	5.91	2/20/2050	65,000	66,352
DailyPay Securitization Trust, Ser. 2025-1A, Cl. A(b)	5.63	6/26/2028	100,000	100,310
DataBank Issuer, Ser. 2021-1A, Cl. A2(b)	2.06	2/27/2051	300,000	294,136
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	350,000	337,302
DataBank Issuer, Ser. 2023-1A, Cl. A2(b)	5.12	2/25/2053	270,000	268,312
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I(b)	2.05	11/20/2051	96,500	92,953
Dell Equipment Finance Trust, Ser. 2023-1, Cl. A3(b)	5.65	9/22/2028	100,115	100,276
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	277,163	258,915
Flexential Issuer, Ser. 2021-1A, Cl. A2(b)	3.25	11/27/2051	305,000	294,700
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	63,305	63,788
GreenSky Home Improvement Trust, Ser. 2024-1, Cl. A4(b)	5.67	6/25/2059	143,654	146,146
Hilton Grand Vacations Trust, Ser. 2022-2A, Cl. A(b)	4.30	1/25/2037	37,669	37,251
MetroNet Infrastructure Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.40	8/20/2055	61,472	61,467
MVW LLC, Ser. 2020-1A, Cl. A(b)	1.74	10/20/2037	35,250	34,244
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)	1.91	10/20/2061	1,125,000	926,641
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A(b)	1.75	9/14/2035	350,000	342,006
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)	5.83	7/15/2036	100,000	101,837

STATEMENT OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.5% (continued)
Asset-Backed Certificates — 11.0% (continued)
Regional Management Issuance Trust, Ser. 2024-2, Cl. A(b)		5.11	12/15/2033	100,000	100,300
SCF Equipment Trust LLC, Ser. 2025-1A, Cl. A3(b)		5.11	11/21/2033	100,000	101,890
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)		5.00	5/25/2050	175,000	172,716
Textainer Marine Containers VII Ltd., Ser. 2020-2A, Cl. A(b)		2.10	9/20/2045	307,635	287,536
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A(b)		1.68	2/20/2046	226,333	207,955
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A(b)		2.75	3/17/2038	319,552	315,713
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1(b)		1.83	11/19/2050	88,397	85,098
Triumph Rail Holdings LLC, Ser. 2021-2, Cl. A(b)		2.15	6/19/2051	259,205	245,733
TRP LLC, Ser. 2021-1, Cl. A(b)		2.07	6/19/2051	260,006	246,618
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)		2.17	10/15/2046	250,000	240,873
Vantage Data Centers LLC, Ser. 2020-2A, Cl. A2(b)		1.99	9/15/2045	414,000	387,810
Verizon Master Trust, Ser. 2024-1, Cl. C		5.49	12/20/2028	386,000	386,832
Verizon Master Trust, Ser. 2025-1, Cl. C		5.09	1/21/2031	146,000	146,601
Volvo Financial Equipment LLC, Ser. 2024-1A, Cl. A3(b)		4.29	10/16/2028	147,000	146,802
Wingspire Equipment Finance LLC, Ser. 2024-1A, Cl. A2(b)		4.99	9/20/2032	152,286	152,199
Zayo Issuer LLC, Ser. 2025-2A, Cl. A2(b)		5.95	6/20/2055	297,854	304,580
					9,431,442
Asset-Backed Certificates/Auto Receivables — 12.6%
Ally Auto Receivables Trust, Ser. 2024-1, Cl. A3		5.08	12/15/2028	172,000	172,776
American Credit Acceptance Receivables Trust, Ser. 2024-4, Cl. C(b)		4.91	8/12/2031	316,000	316,125
AmeriCredit Automobile Receivables Trust, Ser. 2022-2, Cl. B		4.81	4/18/2028	214,000	214,006
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. A2		6.19	4/19/2027	19,126	19,142
AutoNation Finance Trust, Ser. 2025-1A, Cl. C(b)		5.19	12/10/2030	96,000	97,017
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A(b)		2.33	8/20/2026	40,000	39,944
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-3A, Cl. A(b)		5.44	2/22/2028	385,000	388,782
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-1A, Cl. C(b)		5.87	8/20/2029	100,000	101,154
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)		5.83	12/15/2028	59,000	59,623
Capital One Prime Auto Receivables Trust, Ser. 2022-2, Cl. A3		3.66	5/17/2027	102,990	102,666
CarMax Auto Owner Trust, Ser. 2021-3, Cl. C		1.25	5/17/2027	500,000	496,132
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	425,000	421,463
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C		1.30	1/10/2028	101,964	99,672
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	46,906	45,515
Carvana Auto Receivables Trust, Ser. 2021-P1, Cl. B		1.19	1/11/2027	230,000	228,363
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B		1.98	2/10/2028	125,000	120,457
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. C		5.54	11/10/2028	238,000	241,309
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)		6.16	10/15/2035	48,055	48,614
Citizens Auto Receivables Trust, Ser. 2024-1, Cl. A3(b)		5.11	4/17/2028	101,000	101,424
Enterprise Fleet Financing LLC, Ser. 2022-3, Cl. A2(b)		4.38	7/20/2029	13,856	13,841
Enterprise Fleet Financing LLC, Ser. 2025-2, Cl. A3(b)		4.41	6/20/2029	73,000	73,084
Exeter Automobile Receivables Trust, Ser. 2023-4A, Cl. B		6.31	10/15/2027	41,175	41,206
Exeter Automobile Receivables Trust, Ser. 2024-3A, Cl. C		5.70	7/16/2029	81,000	81,755
Exeter Automobile Receivables Trust, Ser. 2024-5A, Cl. A3		4.45	3/15/2028	51,000	50,965
Exeter Automobile Receivables Trust, Ser. 2025-1A, Cl. C		5.09	5/15/2031	436,000	438,564
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	CAD	5.40	9/15/2028	626,000	461,661
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B(b)		1.49	4/15/2033	375,000	372,335
Ford Credit Auto Owner Trust, Ser. 2021-1, Cl. C(b)		1.91	10/17/2033	202,000	197,673
Ford Credit Auto Owner Trust, Ser. 2022-C, Cl. C		5.22	3/15/2030	325,000	326,468
GM Financial Consumer Automobile Receivables Trust, Ser. 2022-1, Cl. C		1.94	4/17/2028	170,000	167,475
GMF Floorplan Owner Revolving Trust, Ser. 2024-3A, Cl. B(b)		4.92	11/15/2028	200,000	200,519
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4		5.52	10/16/2028	333,000	336,367

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.5% (continued)
Asset-Backed Certificates/Auto Receivables — 12.6% (continued)
M&T Bank Auto Receivables Trust, Ser. 2024-1A, Cl. A3(b)	5.22	2/17/2032	287,000	289,750
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037	150,000	151,418
Octane Receivables Trust, Ser. 2023-1A, Cl. B(b)	5.96	7/20/2029	300,000	301,903
Octane Receivables Trust, Ser. 2023-3A, Cl. A2(b)	6.44	3/20/2029	89,897	90,465
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030	90,247	90,403
OneMain Direct Auto Receivables Trust, Ser. 2019-1A, Cl. B(b)	3.95	11/14/2028	400,000	397,712
OSCAR US Funding XIII LLC, Ser. 2021-2A, Cl. A4(b)	1.27	9/11/2028	235,152	232,545
OSCAR US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028	143,000	143,975
PenFed Auto Receivables Owner Trust, Ser. 2022-A, Cl. C(b)	4.83	12/15/2028	1,000,000	999,532
Santander Drive Auto Receivables Trust, Ser. 2022-5, Cl. C	4.74	10/16/2028	199,556	199,496
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. B	5.23	12/15/2028	67,000	67,341
Santander Drive Auto Receivables Trust, Ser. 2025-1, Cl. C	5.04	3/17/2031	265,000	267,389
Santander Drive Auto Receivables Trust, Ser. 2025-2, Cl. C	5.06	5/15/2031	224,000	226,327
Securitized Term Auto Receivables Trust, Ser. 2025-A, Cl. C(b)	5.19	7/25/2031	170,047	170,542
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A3(b)	5.47	10/20/2028	170,814	171,776
SFS Auto Receivables Securitization Trust, Ser. 2024-1A, Cl. A3(b)	4.95	5/21/2029	78,000	78,292
Tesla Electric Vehicle Trust, Ser. 2023-1, Cl. A3(b)	5.38	6/20/2028	87,000	87,585
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	289,515	290,767
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	82,693	83,589
Westlake Automobile Receivables Trust, Ser. 2025-2A, Cl. D(b)	5.08	5/15/2031	114,000	114,138
World Omni Auto Receivables Trust, Ser. 2023-A, Cl. A3	4.83	5/15/2028	58,309	58,377
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	130,000	130,228
				10,719,647
Asset-Backed Certificates/Credit Cards — .2%
Evergreen Credit Card Trust, Ser. 2025-CRT5, Cl. B(b)	5.24	5/15/2029	100,000	100,772
Synchrony Card Funding LLC, Ser. 2023-A1, Cl. A	5.54	7/15/2029	47,000	47,483
				148,255
Asset-Backed Certificates/Home Equity Loans — .5%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFR +1.60%)(b),(c)	5.95	8/25/2054	260,803	261,564
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A1B(b)	6.29	4/25/2044	207,776	208,992
				470,556
Automobiles & Components — 2.9%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	500,000	495,898
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	275,000	276,631
Ford Motor Credit Co. LLC, Sr. Unscd. Notes(d)	5.92	3/20/2028	230,000	231,909
General Motors Financial Co., Inc., Gtd. Notes	3.85	1/5/2028	400,000	392,353
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.05	4/4/2028	436,000	440,456
Tenneco, Inc., Sr. Scd. Notes(b)	8.00	11/17/2028	220,000	218,524
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes	6.63	7/15/2030	430,000	437,830
				2,493,601
Banks — 6.5%
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	450,000	447,643
BNP Paribas SA, Sub. Notes	4.63	3/13/2027	325,000	324,546
Citigroup, Inc., Jr. Sub. Notes, Ser. W(d),(e)	4.00	12/10/2025	363,000	361,484
Citigroup, Inc., Sr. Unscd. Notes	4.64	5/7/2028	427,000	427,528
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	213,000	219,994
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	276,000	281,832
M&T Bank Corp., Sr. Unscd. Notes	5.18	7/8/2031	174,000	176,040
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	462,000	468,854

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.5% (continued)
Banks — 6.5% (continued)
Morgan Stanley, Sub. Notes	3.95	4/23/2027	310,000	307,552
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	339,000	353,021
State Street Corp., Jr. Sub. Notes, Ser. I(e)	6.70	3/15/2029	236,000	243,905
The Goldman Sachs Group, Inc., Jr. Sub. Notes, Ser. T(d),(e)	3.80	5/10/2026	350,000	343,610
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	420,000	422,638
Truist Bank, Sub. Notes	4.63	9/17/2029	450,000	446,622
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB(e)	3.90	3/15/2026	300,000	297,388
Wells Fargo & Co., Sr. Unscd. Notes	4.97	4/23/2029	418,000	422,981
				5,545,638
Building Materials — .3%
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	6.00	11/1/2028	300,000	299,258
Chemicals — 1.5%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(b)	4.75	6/15/2027	350,000	347,199
Braskem Netherlands Finance BV, Gtd. Notes(b),(d)	4.50	1/10/2028	500,000	381,969
Celanese US Holdings LLC, Gtd. Notes	6.67	7/15/2027	128,000	131,278
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes(b),(d)	9.63	3/15/2029	215,000	219,186
SNF Group SACA, Sr. Unscd. Notes(b)	3.13	3/15/2027	250,000	241,668
				1,321,300
Collateralized Loan Obligations Debt — 5.7%
Antares Ltd. CLO, Ser. 2020-1A, Cl. A1R, (3 Month TSFR +1.72%)(b),(c)	6.04	10/23/2033	350,000	351,000
Apidos XXV CLO, Ser. 2016-25A, Cl. XR3, (3 Month TSFR +0.95%)(b),(c)	5.28	1/20/2037	250,000	250,105
Arbor Realty Commercial Real Estate Notes Ltd. CLO, Ser. 2021-FL4, Cl. A, (1 Month TSFR +1.46%)(b),(c)	5.81	11/15/2036	226,857	226,892
Bain Capital Credit Ltd. CLO, Ser. 2020-3A, Cl. A1RR, (3 Month TSFR +1.21%)(b),(c)	5.53	10/23/2034	350,000	350,962
Ballyrock Ltd. CLO, Ser. 2020-2A, Cl. A1R, (3 Month TSFR +1.27%)(b),(c)	5.60	10/20/2031	172,874	172,990
Dryden 108 Ltd. CLO, Ser. 2022-108A, Cl. X, (3 Month TSFR +1.15%)(b),(c)	5.48	7/18/2037	210,526	210,533
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, (3 Month TSFR +1.23%)(b),(c)	5.55	4/15/2031	61,288	61,369
Fortress Credit Opportunities XXXI Ltd. CLO, Ser. 2025-31A, Cl. A1, (3 Month TSFR +1.50%)(b),(c)	5.82	7/20/2033	300,000	300,753
Fortress Credit Opportunities XXXV Ltd. CLO, Ser. 2025-35A, Cl. A1, (3 Month TSFR +1.40%)(b),(c)	5.73	7/20/2033	150,000	150,025
Goldentree Loan Management US 14 Ltd. CLO, Ser. 2022-14A, Cl. XR, (3 Month TSFR +0.90%)(b),(c)	5.23	7/20/2037	156,250	156,298
Magnetite XIX Ltd., Ser. 2017-19A, Cl. ARR, (3 Month TSFR +1.05%)(b),(c)	5.37	4/17/2034	325,000	324,647
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)(b),(c)	5.91	10/16/2036	500,000	496,084
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. AS, (1 Month TSFR +1.75%)(b),(c)	6.10	2/19/2037	375,000	374,196
Neuberger Berman Loan Advisers 40 Ltd. CLO, Ser. 2021-40A, Cl. B, (3 Month TSFR +1.66%)(b),(c)	5.98	4/16/2033	400,000	400,633
PFP Ltd. CLO, Ser. 2025-12, Cl. A, (1 Month TSFR +1.49%)(b),(c)	5.84	12/18/2042	250,000	250,781
RIN IV Ltd. CLO, Ser. 2021-1A, Cl. A, (3 Month TSFR +1.56%)(b),(c)	5.89	4/20/2033	219,892	220,110
Symphony XV Ltd. CLO, Ser. 2014-15A, Cl. BR3, (3 Month TSFR +1.81%)(b),(c)	6.13	1/17/2032	550,000	550,906
				4,848,284
Commercial & Professional Services — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	5.75	7/15/2027	260,000	258,614
Herc Holdings, Inc., Gtd. Notes(b)	6.63	6/15/2029	415,000	425,181
Williams Scotsman, Inc., Sr. Scd. Notes(b)	6.63	6/15/2029	192,000	196,912
				880,707

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.5% (continued)
Commercial Mortgage Pass-Through Certificates — 5.9%
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	42,349	41,716
BANK5 Trust, Ser. 2024-5YR12, Cl. A2	5.42	12/15/2057	428,000	438,151
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	96,497	97,127
BSREP Commercial Mortgage Trust, Ser. 2021-DC, Cl. C, (1 Month TSFR +1.66%)(b),(c)	6.01	8/15/2038	426,060	364,726
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR +1.01%)(b),(c)	5.36	8/15/2036	450,000	418,777
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	101,703	98,585
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	90,609	91,752
COLT Mortgage Loan Trust, Ser. 2025-3, Cl. A1(b)	5.35	3/25/2070	94,220	94,129
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A3(b)	5.89	8/25/2070	215,000	215,774
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	35,939	36,160
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	35,939	36,108
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	122,174	123,230
Cross Mortgage Trust, Ser. 2025-H2, Cl. A1(b)	5.36	3/25/2070	94,987	94,793
Cross Mortgage Trust, Ser. 2025-H2, Cl. A2(b)	5.46	3/25/2070	110,185	109,879
Hudson Yards Mortgage Trust, Ser. 2025-SPRL, Cl. C(b)	5.95	1/13/2040	100,000	102,637
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3(b)	7.16	2/25/2068	309,955	310,641
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A1B(b)	6.02	6/25/2054	256,915	257,768
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A(b)	2.97	12/15/2038	137,129	130,377
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	405,478	357,648
New Residential Mortgage Loan Trust, Ser. 2024-NQM3, Cl. A1(b)	5.47	11/25/2064	102,989	103,004
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	4/25/2065	234,237	235,214
NY Commercial Mortgage Trust, Ser. 2025-299P, Cl. A(b)	5.66	2/10/2047	100,000	103,179
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	235,000	237,147
NYMT Loan Trust, Ser. 2025-CP1, Cl. A1(b)	3.75	11/25/2069	100,000	95,841
OBX Trust, Ser. 2023-NQM2, Cl. A1(b)	6.32	1/25/2062	297,042	297,192
OBX Trust, Ser. 2024-NQM18, Cl. A1(b)	5.41	10/25/2064	85,439	85,199
PRPM LLC, Ser. 2025-RPL4, Cl. A1(b)	3.00	5/25/2055	97,933	91,440
Toorak Mortgage Trust, Ser. 2025-RRTL1, Cl. A1(b)	5.52	2/25/2040	140,071	139,758
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	77,806	74,923
Verus Securitization Trust, Ser. 2024-9, Cl. A1(b)	5.44	11/25/2069	92,749	92,668
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, (1 Month TSFR +1.36%)(b),(c)	5.71	2/15/2040	52,341	52,378
				5,027,921
Consumer Discretionary — 4.5%
Brightstar Lottery PLC, Sr. Scd. Notes(b)	5.25	1/15/2029	440,000	436,934
Caesars Entertainment, Inc., Gtd. Notes(b),(d)	4.63	10/15/2029	135,000	127,676
Carnival Corp., Gtd. Notes(b)	5.75	3/1/2027	28,000	28,297
D.R. Horton, Inc., Gtd. Notes	4.85	10/15/2030	427,000	429,651
KB Home, Gtd. Notes	6.88	6/15/2027	450,000	460,087
Las Vegas Sands Corp., Sr. Unscd. Notes	5.90	6/1/2027	486,000	494,299
Light & Wonder International, Inc., Gtd. Notes(b)	7.25	11/15/2029	300,000	308,658
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)	5.50	8/31/2026	645,000	647,557
Taylor Morrison Communities, Inc., Gtd. Notes(b)	5.88	6/15/2027	300,000	302,390
Wynn Macau Ltd., Sr. Unscd. Notes(b),(d)	5.63	8/26/2028	600,000	593,829
				3,829,378
Diversified Financials — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.10	1/19/2029	450,000	457,154
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	158,000	157,784

STATEMENT OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.5% (continued)
Diversified Financials — 1.4% (continued)
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)		5.25	3/15/2030	430,000	434,470
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)		5.20	3/27/2028	188,000	189,894
					1,239,302
Energy — 11.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(b)		5.75	3/1/2027	400,000	400,511
Azule Energy Finance PLC, Gtd. Notes(b)		8.13	1/23/2030	200,000	201,636
Cheniere Energy Partners LP, Gtd. Notes		4.50	10/1/2029	215,000	212,783
CITGO Petroleum Corp., Sr. Scd. Notes(b)		8.38	1/15/2029	209,000	217,257
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)		6.06	8/15/2026	500,000	505,405
CVR Energy, Inc., Gtd. Bonds(b)		5.75	2/15/2028	500,000	479,859
Enbridge, Inc., Gtd. Notes		6.00	11/15/2028	400,000	418,804
Energy Transfer LP, Gtd. Notes(b)		5.63	5/1/2027	675,000	675,199
Energy Transfer LP, Sr. Unscd. Notes		5.55	2/15/2028	453,000	464,313
Global Partners LP/GLP Finance Corp., Gtd. Notes		6.88	1/15/2029	664,000	672,960
Hess Midstream Operations LP, Gtd. Notes(b)		5.88	3/1/2028	268,000	272,614
Hess Midstream Operations LP, Gtd. Notes(b)		6.50	6/1/2029	66,000	68,037
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)		8.88	7/15/2028	263,000	274,467
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b)		8.13	10/15/2029	400,000	413,364
Kinder Morgan, Inc., Gtd. Bonds		5.15	6/1/2030	77,000	78,600
Kinetik Holdings LP, Sr. Unscd. Notes(b)		6.63	12/15/2028	285,000	291,715
Medco Cypress Tree Pte Ltd., Sr. Scd. Bonds(b)		8.63	5/19/2030	250,000	261,133
Occidental Petroleum Corp., Sr. Unscd. Notes		6.38	9/1/2028	300,000	310,939
ONEOK, Inc., Gtd. Notes(d)		4.25	9/24/2027	491,000	489,010
ONEOK, Inc., Gtd. Notes		5.65	11/1/2028	422,000	435,482
Parkland Corp., Gtd. Notes(b)		5.88	7/15/2027	250,000	250,428
Petroleos Mexicanos, Gtd. Notes		6.50	3/13/2027	220,000	220,224
SM Energy Co., Sr. Unscd. Notes(b)		6.75	8/1/2029	341,000	341,566
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)		4.91	9/1/2027	176,000	176,640
Sunoco LP/Sunoco Finance Corp., Gtd. Notes		6.00	4/15/2027	255,000	255,046
The Williams Companies, Inc., Sr. Unscd. Notes		3.75	6/15/2027	275,000	271,227
Valero Energy Corp., Sr. Unscd. Notes		5.15	2/15/2030	178,000	181,232
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		6.25	1/15/2030	245,000	251,811
Venture Global LNG, Inc., Sr. Scd. Notes(b)		8.13	6/1/2028	410,000	424,753
Viper Energy Partners LLC, Gtd. Bonds		4.90	8/1/2030	428,000	426,461
					9,943,476
Food Products — .5%
US Foods, Inc., Gtd. Notes(b)		6.88	9/15/2028	419,000	432,042
Foreign Governmental — .9%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2029	1,000	162
Colombia, Sr. Unscd. Bonds		7.38	4/25/2030	206,000	216,300
Hungary, Sr. Unscd. Notes(b)		6.13	5/22/2028	200,000	206,788
Romania, Sr. Unscd. Notes(b)		5.25	11/25/2027	350,000	352,280
					775,530
Health Care — .5%
Avantor Funding, Inc., Gtd. Notes(b)		4.63	7/15/2028	310,000	303,295
GE HealthCare Technologies, Inc., Sr. Unscd. Notes		4.80	8/14/2029	113,000	114,325
					417,620
Industrial — 1.2%
AGCO Corp., Gtd. Notes		5.45	3/21/2027	272,000	274,216

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.5% (continued)
Industrial — 1.2% (continued)
Chart Industries, Inc., Sr. Scd. Notes(b)	7.50	1/1/2030	300,000	314,634
TK Elevator US Newco, Inc., Sr. Scd. Notes(b)	5.25	7/15/2027	400,000	398,521
				987,371
Information Technology — .1%
Paychex, Inc., Sr. Unscd. Notes	5.10	4/15/2030	112,000	114,467
Insurance — 1.2%
Allianz SE, Jr. Sub. Bonds(b),(e)	3.20	10/30/2027	400,000	366,073
American International Group, Inc., Sr. Unscd. Notes(d)	4.85	5/7/2030	35,000	35,489
Brown & Brown, Inc., Sr. Unscd. Notes	4.90	6/23/2030	92,000	92,419
Corebridge Global Funding, Scd. Notes(b)	4.90	12/3/2029	485,000	490,339
				984,320
Materials — 1.8%
Amcor Flexibles North America, Inc., Gtd. Notes(b)	5.10	3/17/2030	299,000	303,428
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(b)	6.00	6/15/2027	500,000	500,851
Ball Corp., Gtd. Notes	6.88	3/15/2028	450,000	459,672
Canpack SA/Canpack US LLC, Gtd. Notes(b)	3.88	11/15/2029	250,000	233,073
				1,497,024
Media — 1.7%
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	141,000	135,800
Paramount Global, Jr. Sub. Notes	6.38	3/30/2062	550,000	542,370
Sirius XM Radio LLC, Gtd. Notes(b)	5.00	8/1/2027	500,000	494,954
Univision Communications, Inc., Sr. Scd. Notes(b)	8.00	8/15/2028	258,000	265,266
				1,438,390
Metals & Mining — 1.4%
Alumina Pty Ltd., Gtd. Notes(b)	6.13	3/15/2030	215,000	217,565
Cleveland-Cliffs, Inc., Gtd. Notes(d)	5.88	6/1/2027	500,000	500,736
Glencore Funding LLC, Gtd. Notes(b)	5.19	4/1/2030	187,000	190,102
WE Soda Investments Holding PLC, Sr. Scd. Bonds(b)	9.50	10/6/2028	250,000	260,904
				1,169,307
Real Estate — 7.1%
American Homes 4 Rent LP, Sr. Unscd. Notes	4.95	6/15/2030	340,000	342,414
COPT Defense Properties LP, Gtd. Notes	2.25	3/15/2026	369,000	362,616
Cousins Properties LP, Gtd. Notes	5.25	7/15/2030	165,000	167,718
CubeSmart LP, Gtd. Notes	2.25	12/15/2028	230,000	214,000
EPR Properties, Gtd. Notes	4.75	12/15/2026	430,000	428,874
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	380,000	390,726
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.38	4/15/2026	710,000	710,650
Iron Mountain, Inc., Gtd. Notes(b)	4.88	9/15/2029	225,000	220,173
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026	427,000	423,175
Omega Healthcare Investors, Inc., Gtd. Notes	5.25	1/15/2026	430,000	429,731
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.- Issuer, Gtd. Notes(b)	7.00	2/1/2030	222,000	227,540
SBA Tower Trust, Asset Backed Notes(b)	1.84	4/15/2027	500,000	475,585
SBA Tower Trust, Asset Backed Notes(b)	1.88	1/15/2026	275,000	271,330
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029	220,000	216,828
Store Capital LLC, Sr. Unscd. Notes(b)	5.40	4/30/2030	210,000	212,598
Ventas Realty LP, Gtd. Notes	4.40	1/15/2029	430,000	427,734
VICI Properties LP, Sr. Unscd. Notes	4.75	4/1/2028	78,000	78,477

STATEMENT OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.5% (continued)
Real Estate — 7.1% (continued)
Vornado Realty LP, Sr. Unscd. Notes		2.15	6/1/2026	180,000	175,056
WPC Eurobond BV, Gtd. Notes	EUR	1.35	4/15/2028	300,000	330,098
					6,105,323
Retailing — .7%
Advance Auto Parts, Inc., Sr. Unscd. Notes(b)		7.00	8/1/2030	91,000	91,520
Asbury Automotive Group, Inc., Gtd. Notes(b)		4.63	11/15/2029	535,000	514,438
					605,958
Telecommunication Services — 1.2%
Millicom International Cellular SA, Sr. Unscd. Notes(b)		5.13	1/15/2028	495,000	492,100
Sunrise HoldCo IV BV, Sr. Scd. Notes(b)		5.50	1/15/2028	500,000	497,349
					989,449
Transportation — .4%
Ryder System, Inc., Sr. Unscd. Notes		4.85	6/15/2030	338,000	340,385
U.S. Government Agencies Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091, Cl. KC(f)		3.00	8/15/2040	11,579	11,499
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA(f)		1.00	7/15/2039	255,337	236,041
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU(f)		2.50	5/25/2060	68,788	63,748
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1(f)		3.50	11/25/2028	44,897	43,501
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP(f)		3.00	3/25/2033	18,032	17,732
Government National Mortgage Association, Ser. 2022-173, Cl. PQ		5.00	6/20/2051	461,864	464,111
					836,632
U.S. Government Agencies Mortgage-Backed — .0%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/29(f)				38,871	37,898
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031				1,047	1,099
7.50%, 11/20/2029-12/20/2030				927	954
					39,951
U.S. Treasury Securities — .5%
U.S. Treasury Notes(d)		3.00	9/30/2025	200,000	199,618
U.S. Treasury Notes		4.50	5/15/2027	200,000	201,773
					401,391
Utilities — 4.5%
AEP Texas, Inc., Sr. Unscd. Notes		5.45	5/15/2029	491,000	506,079
Electricite de France SA, Sr. Unscd. Notes(b)		5.70	5/23/2028	457,000	469,931
Enel Finance International NV, Gtd. Notes(b)		5.13	6/26/2029	200,000	203,189
FirstEnergy Corp., Sr. Unscd. Notes, Ser. B		3.90	7/15/2027	400,000	395,241
NextEra Energy Capital Holdings, Inc., Gtd. Notes		4.69	9/1/2027	241,000	242,253
NiSource, Inc., Sr. Unscd. Notes		5.25	3/30/2028	230,000	234,734
Pinnacle West Capital Corp., Sr. Unscd. Notes		4.90	5/15/2028	76,000	76,710
Southern California Edison Co., First Mortgage Bonds		5.25	3/15/2030	167,000	168,463
System Energy Resources, Inc., First Mortgage Bonds		6.00	4/15/2028	500,000	517,923
The AES Corp., Sr. Unscd. Notes(d)		5.45	6/1/2028	500,000	508,266
Vistra Operations Co. LLC, Gtd. Notes(b)		5.00	7/31/2027	500,000	497,664
					3,820,453
Total Bonds and Notes (cost $81,402,354)					81,515,609

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Short-Term Investments — 3.1%
U.S. Government Securities — 3.1%
U.S. Treasury Bills(g)	4.26	9/4/2025	100,000	99,597
U.S. Treasury Bills(g)	4.33	8/14/2025	2,550,000	2,546,062
Total Short-Term Investments (cost $2,645,674)				2,645,659

	1-Day Yield (%)	Shares
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $983,199)	4.43	983,199	983,199
Investment of Cash Collateral for Securities Loaned — 3.1%
Registered Investment Companies — 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $2,624,959)	4.43	2,624,959	2,624,959
Total Investments (cost $87,656,186)		102.8%	87,769,426
Liabilities, Less Cash and Receivables		(2.8%)	(2,402,765)
Net Assets		100.0%	85,366,661

BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to $48,133,574 or 56.4% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $3,348,785 and the value of the collateral was
$3,449,449, consisting of cash collateral of $2,624,959 and U.S. Government & Agency securities valued at $824,490.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Security is a discount security. Income is recognized through the accretion of discount.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 7/31/2024	Purchases ($)†	Sales ($)	Value ($) 7/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	3,424,728	49,350,146	(51,791,675)	983,199	53,187

STATEMENT OF INVESTMENTS (continued)
Affiliated Issuers (continued)
Description	Value ($) 7/31/2024	Purchases ($)†	Sales ($)	Value ($) 7/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.1%	4,547,940	36,058,314	(37,981,295)	2,624,959	15,149††
Total - 4.2%	7,972,668	85,408,460	(89,772,970)	3,608,158	68,336

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	57	9/30/2025	11,805,238	11,798,109	(7,129)
5 Year U.S. Treasury Note	91	9/30/2025	9,777,655	9,843,641	65,986
Futures Short
10 Year U.S. Treasury Note	2	9/19/2025	218,981	222,125	(3,144)
Five-Year Government of Canada Bond	2	9/18/2025	163,610(a)	163,394	216
Euro-Bobl	2	9/8/2025	269,355(a)	267,657	1,698
Euro-Schatz	4	9/8/2025	490,278(a)	488,662	1,616
Ultra 10 Year U.S. Treasury Note	3	9/19/2025	333,042	339,235	(6,193)
Gross Unrealized Appreciation					69,516
Gross Unrealized Depreciation					(16,466)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
BNP Paribas Corp.
United States Dollar	400,029	Euro	339,000	8/14/2025	12,804
Morgan Stanley & Co. LLC
United States Dollar	471,849	Canadian Dollar	643,000	8/14/2025	7,468
United States Dollar	24,693	Euro	21,000	8/14/2025	705
Gross Unrealized Appreciation					20,977
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,348,785)—Note 1(c):
Unaffiliated issuers	84,048,028	84,161,268
Affiliated issuers	3,608,158	3,608,158
Cash denominated in foreign currency	67,882	67,115
Cash collateral held by broker—Note 4		184,383
Dividends, interest and securities lending income receivable		746,734
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		20,977
Receivable for shares of Common Stock subscribed		2,240
Prepaid expenses		40,310
		88,831,185
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		26,988
Cash overdraft due to Custodian		22,616
Liability for securities on loan—Note 1(c)		2,624,959
Payable for investment securities purchased		493,787
Payable for shares of Common Stock redeemed		174,162
Payable for futures variation margin—Note 4		6,257
Directors’ fees and expenses payable		1,250
Other accrued expenses		114,505
		3,464,524
Net Assets ($)		85,366,661
Composition of Net Assets ($):
Paid-in capital		101,395,241
Total distributable earnings (loss)		(16,028,580)
Net Assets ($)		85,366,661

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	1,033,404	76,682,372	7,600,389	50,496
Shares Outstanding	106,081	7,846,512	777,051	5,165
Net Asset Value Per Share ($)	9.74	9.77	9.78	9.78
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended July 31, 2025

Investment Income ($):
Income:
Interest	4,338,396
Dividends:
Affiliated issuers	53,187
Affiliated income net of rebates from securities lending—Note 1(c)	15,149
Total Income	4,406,732
Expenses:
Management fee—Note 3(a)	261,670
Shareholder servicing costs—Note 3(b)	243,806
Professional fees	108,638
Registration fees	74,277
Pricing fees	45,313
Chief Compliance Officer fees—Note 3(b)	23,978
Prospectus and shareholders’ reports	17,642
Custodian fees—Note 3(b)	9,996
Shareholder and regulatory reports service fees—Note 3(b)	7,875
Directors’ fees and expenses—Note 3(c)	3,606
Loan commitment fees—Note 2	2,654
Miscellaneous	18,384
Total Expenses	817,839
Less—reduction in expenses due to undertaking—Note 3(a)	(303,615)
Less—reduction in fees due to earnings credits—Note 3(b)	(3,992)
Net Expenses	510,232
Net Investment Income	3,896,500
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	195,089
Net realized gain (loss) on futures	59,877
Net realized gain (loss) on forward foreign currency exchange contracts	(48,103)
Net realized gain (loss) on swap agreements	(13,718)
Net Realized Gain (Loss)	193,145
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	764,492
Net change in unrealized appreciation (depreciation) on futures	(245,915)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	28,656
Net Change in Unrealized Appreciation (Depreciation)	547,233
Net Realized and Unrealized Gain (Loss) on Investments	740,378
Net Increase in Net Assets Resulting from Operations	4,636,878
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2025	2024
Operations ($):
Net investment income	3,896,500	3,737,390
Net realized gain (loss) on investments	193,145	(1,911,978)
Net change in unrealized appreciation (depreciation) on investments	547,233	4,486,177
Net Increase (Decrease) in Net Assets Resulting from Operations	4,636,878	6,311,589
Distributions ($):
Distributions to shareholders:
Class A	(44,286)	(10,731)
Class D	(3,726,898)	(3,568,985)
Class I	(294,319)	(246,805)
Class Y	(2,445)	(2,040)
Total Distributions	(4,067,948)	(3,828,561)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	853,749	66,365
Class D	7,077,204	15,154,519
Class I	3,243,996	1,483,646
Distributions reinvested:
Class A	41,843	8,611
Class D	3,188,667	3,057,691
Class I	291,878	244,762
Cost of shares redeemed:
Class A	(119,487)	(161,755)
Class D	(23,626,203)	(27,135,501)
Class I	(2,051,199)	(2,170,145)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(11,099,552)	(9,451,807)
Total Increase (Decrease) in Net Assets	(10,530,622)	(6,968,779)
Net Assets ($):
Beginning of Period	95,897,283	102,866,062
End of Period	85,366,661	95,897,283

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended July 31,
	2025	2024
Capital Share Transactions (Shares):
Class A
Shares sold	87,741	6,958
Shares issued for distributions reinvested	4,298	905
Shares redeemed	(12,313)	(16,916)
Net Increase (Decrease) in Shares Outstanding	79,726	(9,053)
Class D
Shares sold	726,982	1,587,897
Shares issued for distributions reinvested	326,502	319,522
Shares redeemed	(2,416,084)	(2,844,847)
Net Increase (Decrease) in Shares Outstanding	(1,362,600)	(937,428)
Class I
Shares sold	332,134	154,136
Shares issued for distributions reinvested	29,861	25,567
Shares redeemed	(209,736)	(226,976)
Net Increase (Decrease) in Shares Outstanding	152,259	(47,273)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended July 31,
Class A Shares	2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.69	9.44	9.64	9.67
Investment Operations:
Net investment income (loss)(b)	.43	.36	.24	(.00 )(c)
Net realized and unrealized gain (loss) on investments	.07	.26	(.16 )	.00 (c)
Total from Investment Operations	.50	.62	.08	.00 (c)
Distributions:
Dividends from net investment income	(.45 )	(.37 )	(.28 )	(.03 )
Net asset value, end of period	9.74	9.69	9.44	9.64
Total Return (%)(d)	5.24	6.70	.76	.13 (e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	.99	.94	1.17 (f)
Ratio of net expenses to average net assets(g)	.65 (h)	.62 (h)	.65 (h)	.65 (f)
Ratio of net investment income (loss) to average net assets(g)	4.41 (h)	3.79 (h)	2.73 (h)	(.20 )(f)
Portfolio Turnover Rate	46.10	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	1,033	255	334	1,655

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	Exclusive of sales charge.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount inclusive of reduction in expenses due to undertaking.
(h)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended July 31,
Class D Shares	2025	2024	2023	2022(a)	2021
Per Share Data ($):
Net asset value, beginning of period	9.72	9.47	9.65	10.35	10.38
Investment Operations:
Net investment income(b)	.43	.37	.26	.14	.16
Net realized and unrealized gain (loss) on investments	.07	.26	(.15 )	(.67 )	.02
Total from Investment Operations	.50	.63	.11	(.53 )	.18
Distributions:
Dividends from net investment income	(.45 )	(.38 )	(.29 )	(.16 )	(.19 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )
Total Distributions	(.45 )	(.38 )	(.29 )	(.17 )	(.21 )
Net asset value, end of period	9.77	9.72	9.47	9.65	10.35
Total Return (%)	5.28	6.75	1.15	(5.15)	1.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	.91	.91	1.27	1.19
Ratio of net expenses to average net assets(c)	.60 (d)	.57 (d)	.59 (d)	.64	.65
Ratio of net investment income to average net assets(c)	4.45 (d)	3.84 (d)	2.79 (d)	1.43	1.53
Portfolio Turnover Rate	46.10	68.59	46.00	43.43	127.20 (e)
Net Assets, end of period ($ x 1,000)	76,682	89,513	96,111	106,861	131,395

(a)	Effective May 6, 2022, Class P shares converted into Class D shares and Class P shares were terminated as a separate class of shares.
(b)	Based on average shares outstanding.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	The portfolio turnover rate excluding mortgage dollar roll transactions for the period ended July 31, 2021 was 112.23%.
See notes to financial statements.

	Year Ended July 31,
Class I Shares	2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.73	9.48	9.66	9.67
Investment Operations:
Net investment income(b)	.45	.39	.28	.00 (c)
Net realized and unrealized gain (loss) on investments	.07	.26	(.15 )	.03
Total from Investment Operations	.52	.65	.13	.03
Distributions:
Dividends from net investment income	(.47 )	(.40 )	(.31 )	(.04 )
Net asset value, end of period	9.78	9.73	9.48	9.66
Total Return (%)	5.50	6.96	1.36	.29 (d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	.67	.67	.95 (e)
Ratio of net expenses to average net assets(f)	.40 (g)	.39 (g)	.39 (g)	.40 (e)
Ratio of net investment income to average net assets(f)	4.66 (g)	4.03 (g)	2.99 (g)	.20 (e)
Portfolio Turnover Rate	46.10	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	7,600	6,078	6,372	5,973

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended July 31,
Class Y Shares	2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	9.72	9.48	9.65	9.67
Investment Operations:
Net investment income(b)	.45	.39	.28	.01
Net realized and unrealized gain (loss) on investments	.08	.24	(.14 )	.01
Total from Investment Operations	.53	.63	.14	.02
Distributions:
Dividends from net investment income	(.47 )	(.39 )	(.31 )	(.04 )
Net asset value, end of period	9.78	9.72	9.48	9.65
Total Return (%)	5.61	6.84	1.46	.19 (c)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	.68	.69	.95 (d)
Ratio of net expenses to average net assets(e)	.40 (f)	.37 (f)	.39 (f)	.40 (d)
Ratio of net investment income to average net assets(e)	4.65 (f)	4.04 (f)	2.99 (f)	.58 (d)
Portfolio Turnover Rate	46.10	68.59	46.00	43.43
Net Assets, end of period ($ x 1,000)	50	50	49	50

(a)	From May 6, 2022 (commencement of initial offering) to July 31, 2022.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Short Term Income Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VII, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value of Common Stock in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class D shares are sold at net asset value per share generally to institutional investors and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Service Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of July 31, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forwards contracts”) and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	20,769,900	—	20,769,900
Collateralized Loan Obligations	—	4,848,284	—	4,848,284
Commercial Mortgage-Backed	—	5,027,921	—	5,027,921
Corporate Bonds and Notes	—	48,816,000	—	48,816,000
Foreign Governmental	—	775,530	—	775,530
U.S. Government Agencies Collateralized Mortgage Obligations	—	836,632	—	836,632
U.S. Government Agencies Mortgage-Backed	—	39,951	—	39,951

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
U.S. Treasury Securities	—	3,047,050	—	3,047,050
Investment Companies	3,608,158	—	—	3,608,158
	3,608,158	84,161,268	—	87,769,426
Other Financial Instruments:
Futures††	69,516	—	—	69,516
Forward Foreign Currency Exchange Contracts††	—	20,977	—	20,977
	69,516	20,977	—	90,493
Liabilities ($)
Other Financial Instruments:
Futures††	(16,466)	—	—	(16,466)
	(16,466)	—	—	(16,466)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended July 31, 2025, BNY earned $2,063 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of July 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of

NOTES TO FINANCIAL STATEMENTS (continued)
collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	3,348,785
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(3,348,785)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the

NOTES TO FINANCIAL STATEMENTS (continued)
size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Portfolio Turnover Risk: The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended July 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended July 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At July 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $24,532, accumulated capital and other losses $16,016,327 and unrealized depreciation $36,785.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to July 31, 2025. The fund has $5,172,616 of short-term capital losses and $10,843,664 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended July 31, 2025 and July 31, 2024 were as follows: ordinary income $4,067,948 and $3,828,561, respectively.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.

NOTES TO FINANCIAL STATEMENTS (continued)
The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended July 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 1, 2024 through November 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .40% of the value of the fund’s average daily net assets. On or after November 29, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $303,615 during the period ended July 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .15% of the value of the fund’s average daily net assets.
(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A shares and .20% of the value of the average daily net assets of Class D shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2025, Class A and Class D shares were charged $2,403 and $160,300, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2025, the fund was charged $35,881 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3,992.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2025, the fund was charged $9,996 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended July 31, 2025, the fund was charged $2,944 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended July 31, 2025, the fund was charged $23,978 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended July 31, 2025, the Custodian was compensated $7,875 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $21,746, Shareholder Services Plan fees of $13,253, Custodian fees of $2,800, Chief Compliance Officer fees of $1,496, Transfer Agent fees of $6,369, Checkwriting fees of $250 and Shareholder and regulatory reports service fees of $5,958, which are offset against an expense reimbursement currently in effect in the amount of $24,884.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended July 31, 2025, amounted to $37,947,229 and $49,407,704, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended July 31, 2025 is discussed below.
Deposits with Broker: The amount included in deposits held with broker represents cash balances that are held by a broker including collateral required for derivative contracts within Cash collateral held by broker in the Statement of Asset and Liabilities. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases

NOTES TO FINANCIAL STATEMENTS (continued)
between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at July 31, 2025 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At July 31, 2025, there were no credit default swap agreements outstanding.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
Fair value of derivative instruments as of July 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	69,516 (1)	Interest Rate Risk	(16,466)(1)
Foreign Exchange Risk	20,977 (2)	Foreign Exchange Risk	-
Gross fair value of derivative contracts	90,493		(16,466)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended July 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Forward Contracts(2)	Swap Agreements(3)	Total
Interest Rate	59,877	-	-	59,877
Foreign Exchange	-	(48,103)	-	(48,103)
Credit	-	-	(13,718)	(13,718)
Total	59,877	(48,103)	(13,718)	(1,944)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(4)	Forward Contracts(5)	Total
Interest Rate	(245,915)	-	(245,915)
Foreign Exchange	-	28,656	28,656
Total	(245,915)	28,656	(217,259)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Net realized gain (loss) on swap agreements.
(4)	Net change in unrealized appreciation (depreciation) on futures.
(5)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At July 31, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	69,516	(16,466)
Forward contracts	20,977	-
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	90,493	(16,466)

NOTES TO FINANCIAL STATEMENTS (continued)
Derivative Financial Instruments: (continued)	Assets ($)	Liabilities ($)
Derivatives not subject to Master Agreements	(69,516)	16,466
Total gross amount of assets and liabilities subject to Master Agreements	20,977	-
The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of July 31, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
BNP Paribas Corp.	12,804	-	-	12,804
Morgan Stanley & Co. LLC	8,173	-	-	8,173
Total	20,977	-	-	20,977

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended July 31, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Long	25,295,232
Interest Rate Futures Short	1,273,830
Forward Contracts:
Forward Contracts Purchased in USD	105,170
Forward Contracts Sold in USD	1,354,158
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended July 31, 2025:
Average Notional Value ($)
Swap Agreements:
Credit Default Swaps Buy Protection	203,595
Credit Default Swaps Sell Protection	66,154
At July 31, 2025, the cost of investments for federal income tax purposes was $87,807,557; accordingly, accumulated net unrealized depreciation on investments was $38,131, consisting of $894,190 gross unrealized appreciation and $932,321 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Investment Funds VII, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Investment Funds VII, Inc. (the “Company”) (comprised of the sole fund BNY Mellon Short Term Income Fund (the “Fund”)), including the statement of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting BNY Mellon Investment Funds VII, Inc.) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
September 22, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 71.39% of ordinary income dividends paid during the fiscal period ended July 31, 2025 as qualifying interest related dividends.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $27,584.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0083NCSRAR0725

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VII, Inc.;

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: September 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: September 19, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: September 18, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)